Label	Element	Value
Gross carrying amount [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	$ 64,649,000,000
Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	2,365,000,000
Gross carrying amount [member] | Machinery, Equipment And Other [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	43,141,000,000
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	10,879,000,000
Gross carrying amount [member] | Mining assets [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	3,901,000,000
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	4,363,000,000
Accumulated depreciation, amortisation and impairment [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(27,606,000,000)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(597,000,000)
Accumulated depreciation, amortisation and impairment [member] | Machinery, Equipment And Other [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(20,280,000,000)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(3,113,000,000)
Accumulated depreciation, amortisation and impairment [member] | Mining assets [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(2,635,000,000)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	$ (981,000,000)